Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives of vessels, containers, handling equipment and other tangible assets years
1. Vessels	Mainly 25
2. Containers	Mainly 13-15
3. Chassis	30
4. Other equipment	13
5. Dry docking for owned vessels	Up to 5
		years
1.	Buildings	25
2.	Computer systems and communication equipment	4 - 7	(Mainly 5 years)
3.	Other	5 - 15

Schedule of term of leases in which the Group is engaged with years
1.	Vessels	1 – 12
2.	Containers	1 - 13
3.	Buildings, vehicles and other assets	Mainly 1 - 8

Schedule of estimated useful lives of intangible assets
Software	5 years
Capitalised software development costs	5-8 years